Effects Of Covid-19 On The Group	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Effects Of Covid-19 On The Group
44. EFFECTS OF
COVID-19
ON THE GROUP
On March 11, 2020, the World Health Organization declared the outbreak of coronavirus
(COVID-19)
as a pandemic. The public health emergency situation has spread practically throughout the world and different countries have taken various measures to tackle this.
As the pandemic took hold, the National Executive Branch issued a number of measures intended to restrict or suspend commercial operations, restrict travel, and set up social distancing measures. These restrictions have been loosening, or disappearing, during 2021.
As a result, the Group adopted various measures to mitigate the effects of this situation, such as: (i) adapting the level of its operations based on market demand; (ii) continuing the construction project of the second line of the L’Amalí plant, in the city of Olavarría, under strict sanitary protocols; (iii) implementing the use of remote work for all administrative employees of the Group; and (iv) creating a crisis committee to monitor and evaluate the implementation of measures aimed at mitigating the effects of this situation.
As a consequence of the second wave of
COVID-19
infections that Argentina experienced since March 2021, and as Covid cases continued to increase, in accordance with Decrees No. 235 and No. 241/2021, the National Executive Branch reestablished a limited number of restrictions on certain commercial operations and the movement of people (such as the restriction on group tourist trips, the closure of shopping centers, restrictions on store opening hours requiring them to be closed from 7:00 p.m. through 6:00 a.m., and a general movement restriction from 8:00 p.m. to 6:00 a.m.) in the most affected areas (including the City of Buenos Aires and its surroundings), initially until April 30, 2021, and then extended through June 6, 2021. The second quarter of this year was the worst in number of infections, registering the highest monthly record of cases since the outbreak of the pandemic.
Subsequently, and during the second half of this fiscal year, the number of infections has decreased significantly and steadily, which is why the National Government has relaxed or eliminated the most important restrictions in force.
Based on the foregoing, Group Management estimates that this situation will not generate a significant adverse impact on future operations, but the uncertainties regarding the effects, extent and duration of this situation do not allow a reasonable estimate of the potential impacts as of the date of issuance of these financial statements, which will depend on the significance of the health emergency and the success of the measures adopted and to be adopted in the future.